TFA - Key economic assumptions at balance sheet date (Details 4) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
CMBS
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Fair value of beneficial interests held in SPEs	SFr 258.0	SFr 1,007.0
Weighted-average life, in years	7 years 2 months 13 days	6 years 8 months 12 days
Impact on fair value from 10% adverse change in cash flow discount rate	SFr (6.0)	SFr (18.1)
Impact on fair value from 20% adverse change in cash flow discount rate	(11.7)	(35.6)
Impact on fair value from 10% adverse change in expected credit losses	(3.5)	(8.0)
Impact on fair value from 20% adverse change in expected credit losses	SFr (6.9)	SFr (15.9)
CMBS | Minimum
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Cash flow discount rate per annum, in % (as a percent)	2.30%	2.10%
Expected credit losses rate (rate per annum), in % (as a percent)	0.70%	0.90%
CMBS | Maximum
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Cash flow discount rate per annum, in % (as a percent)	28.80%	13.30%
Expected credit losses rate (rate per annum), in % (as a percent)	28.00%	12.70%
CMBS | Non-investment grade
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Fair value of beneficial interests held in SPEs	SFr 70.0	SFr 73.0
RMBS
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Fair value of beneficial interests held in SPEs	SFr 1,851.0	SFr 2,274.0
Weighted-average life, in years	8 years 1 month 5 days	9 years 8 months 12 days
Impact on fair value from 10% adverse change in prepayment speed	SFr (28.7)	SFr (30.5)
Impact on fair value from 20% adverse change in prepayment speed	(55.9)	(57.6)
Impact on fair value from 10% adverse change in cash flow discount rate	(48.1)	(63.1)
Impact on fair value from 20% adverse change in cash flow discount rate	(93.5)	(122.5)
Impact on fair value from 10% adverse change in expected credit losses	(27.3)	(32.3)
Impact on fair value from 20% adverse change in expected credit losses	SFr (53.3)	SFr (63.2)
RMBS | Minimum
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Prepayment speed assumption (rate per annum), in % (as a percent)	2.00%	1.00%
Cash flow discount rate per annum, in % (as a percent)	1.70%	1.50%
Expected credit losses rate (rate per annum), in % (as a percent)	0.90%	1.30%
RMBS | Maximum
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Prepayment speed assumption (rate per annum), in % (as a percent)	26.90%	37.10%
Cash flow discount rate per annum, in % (as a percent)	47.20%	35.50%
Expected credit losses rate (rate per annum), in % (as a percent)	44.90%	34.30%
RMBS | Non-investment grade
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Fair value of beneficial interests held in SPEs	SFr 523.0	SFr 581.0
Other asset-backed financing activities
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Fair value of beneficial interests held in SPEs	SFr 443.0	SFr 56.0
Weighted-average life, in years	5 years 7 months 7 days	2 years 6 months 1 day
Impact on fair value from 10% adverse change in cash flow discount rate	SFr (8.3)	SFr (0.7)
Impact on fair value from 20% adverse change in cash flow discount rate	(16.4)	(1.5)
Impact on fair value from 10% adverse change in expected credit losses	(5.1)	(0.7)
Impact on fair value from 20% adverse change in expected credit losses	SFr (10.0)	SFr (1.5)
Other asset-backed financing activities | Minimum
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Cash flow discount rate per annum, in % (as a percent)	0.80%	5.70%
Expected credit losses rate (rate per annum), in % (as a percent)	0.90%	0.20%
Other asset-backed financing activities | Maximum
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Cash flow discount rate per annum, in % (as a percent)	21.20%	21.20%
Expected credit losses rate (rate per annum), in % (as a percent)	21.20%	14.20%
Other asset-backed financing activities | Non-investment grade
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Fair value of beneficial interests held in SPEs	SFr 32.0	SFr 55.0
Bank | CMBS
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Fair value of beneficial interests held in SPEs	SFr 258.0	SFr 1,007.0
Weighted-average life, in years	7 years 2 months 13 days	6 years 8 months 12 days
Impact on fair value from 10% adverse change in cash flow discount rate	SFr (6.0)	SFr (18.1)
Impact on fair value from 20% adverse change in cash flow discount rate	(11.7)	(35.6)
Impact on fair value from 10% adverse change in expected credit losses	(3.5)	(8.0)
Impact on fair value from 20% adverse change in expected credit losses	SFr (6.9)	SFr (15.9)
Bank | CMBS | Minimum
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Cash flow discount rate per annum, in % (as a percent)	2.30%	2.10%
Expected credit losses rate (rate per annum), in % (as a percent)	0.70%	0.90%
Bank | CMBS | Maximum
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Cash flow discount rate per annum, in % (as a percent)	28.80%	13.30%
Expected credit losses rate (rate per annum), in % (as a percent)	28.00%	12.70%
Bank | CMBS | Non-investment grade
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Fair value of beneficial interests held in SPEs	SFr 70.0	SFr 73.0
Bank | RMBS
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Fair value of beneficial interests held in SPEs	SFr 1,851.0	SFr 2,274.0
Weighted-average life, in years	8 years 1 month 5 days	9 years 8 months 12 days
Impact on fair value from 10% adverse change in prepayment speed	SFr (28.7)	SFr (30.5)
Impact on fair value from 20% adverse change in prepayment speed	(55.9)	(57.6)
Impact on fair value from 10% adverse change in cash flow discount rate	(48.1)	(63.1)
Impact on fair value from 20% adverse change in cash flow discount rate	(93.5)	(122.5)
Impact on fair value from 10% adverse change in expected credit losses	(27.3)	(32.3)
Impact on fair value from 20% adverse change in expected credit losses	SFr (53.3)	SFr (63.2)
Bank | RMBS | Minimum
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Prepayment speed assumption (rate per annum), in % (as a percent)	2.00%	1.00%
Cash flow discount rate per annum, in % (as a percent)	1.70%	1.50%
Expected credit losses rate (rate per annum), in % (as a percent)	0.90%	1.30%
Bank | RMBS | Maximum
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Prepayment speed assumption (rate per annum), in % (as a percent)	26.90%	37.10%
Cash flow discount rate per annum, in % (as a percent)	47.20%	35.50%
Expected credit losses rate (rate per annum), in % (as a percent)	44.90%	34.30%
Bank | RMBS | Non-investment grade
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Fair value of beneficial interests held in SPEs	SFr 523.0	SFr 581.0
Bank | Other asset-backed financing activities
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Fair value of beneficial interests held in SPEs	SFr 443.0	SFr 56.0
Weighted-average life, in years	5 years 7 months 7 days	2 years 6 months 1 day
Impact on fair value from 10% adverse change in cash flow discount rate	SFr (8.3)	SFr (0.7)
Impact on fair value from 20% adverse change in cash flow discount rate	(16.4)	(1.5)
Impact on fair value from 10% adverse change in expected credit losses	(5.1)	(0.7)
Impact on fair value from 20% adverse change in expected credit losses	SFr (10.0)	SFr (1.5)
Bank | Other asset-backed financing activities | Minimum
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Cash flow discount rate per annum, in % (as a percent)	0.80%	5.70%
Expected credit losses rate (rate per annum), in % (as a percent)	0.90%	0.20%
Bank | Other asset-backed financing activities | Maximum
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Cash flow discount rate per annum, in % (as a percent)	21.20%	21.20%
Expected credit losses rate (rate per annum), in % (as a percent)	21.20%	14.20%
Bank | Other asset-backed financing activities | Non-investment grade
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Fair value of beneficial interests held in SPEs	SFr 32.0	SFr 55.0